Note 10 - Long-term Debt - Principal Repayments on Long-term Debt (Details) $ in Thousands	Dec. 31, 2025 USD ($)
2026	$ 13,649
2027	10,209
2028	6,805
2029	55,060
2030 and thereafter	$ 996,953